Schedule of depreciation charge (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 139,784	$ 125,308
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	120,990	104,559
Plant and equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciation charge		270
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	$ 18,794	$ 20,479